Earnings per share (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) shares
Earnings per share [abstract]
Earnings attributable to Company’s owners | R$		R$ 3,121,267		R$ 2,305,869		R$ 973,318
Weighted average number of common shares issued | shares		683,509,869		683,509,869		683,509,869
Basic and diluted earnings per share (reais per share) | $ / shares	$ 4.57		$ 3.37		$ 1.42